SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 10, 2022	Dec. 31, 2021	Nov. 02, 2022	Sep. 30, 2022	Mar. 11, 2022	Dec. 31, 2020	Jul. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Service Fee Paid per month		$ 5,000
Common Stock Shares Issued		442,977,000		450,623,000	10,000,000	357,095,087		1,367,532	2,219,630
Common share value, per share		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Subsequent Events [Member]
Restricted Common Share Issued			$ 1,000,000
Common share value, per share			$ 0.02
Fair value of common share			$ 20,000
Henry Leo Staples Jr
Common Stock Shares Issued		330,000
Vocodia Holdings LLC
Service Fee Paid per month	$ 795